Multiemployer Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Multiemployer Plans [Table Text Block]
The following table lists data related to the MEPPs in which the Company’s contributions exceeded $100 in 2015, 2014 and 2013. Additionally, this table also lists all MEPPs to which the Company contributed in excess of $40 in 2015 for MEPPs in either the critical or endangered status. Additionally, this table also lists the PPA Zone Status for MEPPs as the critical status (red zone-less than 65% funded), the endangered status (yellow-less than 80% funded) or neither critical or endangered status (green-greater than 80% funded). The zone status represents the most recent available information for the respective MEPP, which is 2014 for the 2015 year, 2013 for the 2014 year and 2012 for the 2013 year. These dates may not correspond with the Company’s calendar year contributions. The zone status is based on information received from the MEPPs and is certified by the MEPPs’ actuaries. The “FIP/RP Status” column indicates MEPPs for which a financial improvement plan (FIP) or rehabilitation plan (RP) has been adopted or implemented.

Pension Fund	Operating Location	EIN/Pension Plan Number	PPA Zone Status		FIP/RP Status	Contributions (in thousands)			Contributions greater than 5% of total contributions	Surcharge Imposed	Expiration date of CBA
			2014	2013		2015	2014	2013
Plumbers & Pipefitters Local 189, Local Pension Fund	OH	31-0894807	Green	Green	N/A	677	761	866	Yes	N/A	May-18
Sheet Metal Workers’ Local Union 24 & 98	OH	31-6171213	Yellow	Yellow	Implemented	380	747	1,040	No	N/A	May-18
Pipefitter Local 537	MA	51-6030859	Green	Green	N/A	1,025	887	802	No	N/A	August-17
Sheet Metal Local #105 Orange Empire, Sheet Metal Workers Trust Fund	CA	95-6052257	Yellow	Yellow	Implemented	911	683	697	No	N/A	June-20
Local #602 Steamfitters	DC	52-2187219	Green	Yellow	Implemented	818	592	560	No	N/A	July-16
Sheet Metal Local #80	MI	38-6105633	Yellow	Yellow	Implemented	667	558	635	No	N/A	May-18
Steamfitters Local Union No 420 Pension Fund	PA	23-2004424	Red	Red	Implemented	375	527	500	No	N/A	May-16
Plumbers & Pipefitters Local Union No. 333	MI	38-3545518	Yellow	Yellow	Implemented	523	401	61	No	N/A	May-18
Pipefitters Local #636	MI	38-3009873	Yellow	Yellow	Implemented	374	377	373	No	N/A	May-16
Pipefitters Local 250, Southern California Pipe Trades	CA	51-6108443	Green	Green	N/A	528	373	834	No	N/A	June-18
Sheet Metal Workers National Benefit Funds	CA	52-6112463	Yellow	Yellow	Implemented	399	311	355	No	N/A	June-18
Sheet Metal Workers National Benefit Funds	OH	52-6112463	Yellow	Yellow	Implemented	164	293	389	No	N/A	May-18
Sheet Metal Workers’ National Benefit Funds	PA	52-6112463	Yellow	Yellow	Implemented	215	271	197	No	N/A	June-16
Plumbers & Pipefitters Local 5 National Pension Fund	MD	52-6152779	Yellow	Yellow	Implemented	341	241	195	No	N/A	July-18
Plumbers Local #98	MI	38-3031916	Red	Red	Implemented	284	232	237	No	N/A	May-19
Plumbers & Pipefitters Local 189 National Pension Fund	OH	52-6152779	Yellow	Yellow	Implemented	182	227	292	No	N/A	May-18
Local 26 Electricians, Local 26 IBEW NECA Trust Funds	DC	52-6038489	Green	Green	N/A	202	209	134	No	N/A	May-18
Steamfitters Local #449 Multiple Funds	PA	25-6032401	Green	Green	N/A	179	181	146	No	N/A	May-18
Plumbers & Pipefitters Local 577	OH	31-6134953	Yellow	Yellow	Implemented	271	133	11	No	N/A	May-18
Local ARCA Pipe Refrigeration	CA	95-6035386	Green	Green	N/A	140	149	180	No	N/A	August-19
Local 27 Plumbers	PA	25-6034928	Green	Yellow	Implemented	134	143	144	No	N/A	May-18
Plumbers & Pipefitters Local #354 Combined Funds	PA	25-6148991	Yellow	Yellow	Implemented	91	116	133	No	N/A	May-20
Sheet Metal Workers Local Union #7	MI	38-6082372	Yellow	Yellow	Implemented	175	103	46	No	N/A	April-16
Local 596 Electricians, Local 596 IBEW NECA	WV	55-0675342	Green	Green	N/A	128	103	—	No	N/A	May-15
Plumbers & Pipefitters Local 354 National Pension Fund	PA	52-6152779	Yellow	Yellow	Implemented	68	95	107	No	N/A	May-20
Plumbers & Pipefitters Local 537 National Pension Fund	MA	52-6152779	Yellow	Yellow	Implemented	89	86	81	No	N/A	August-17
Plumbers & Pipefitters Local 577 National Pension Fund	OH	52-6152779	Yellow	Yellow	Implemented	81	27	2	No	N/A	May-18
Local 307	MD	52-1057284	Green	Green	N/A	212	60	—	No	N/A	May-16